Materials and Services Expenses - Summary of Materials and Services Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Material Income And Expense [Abstract]
Independent contractors	$ 1,535,394	$ 1,521,388
Vehicle operation expenses	516,441	613,332
Total materials and services expenses	$ 2,051,835	$ 2,134,720	[1]

[1]	Recasted for changes in presentation currency (see note 2c)) and mark-to-market gain (loss) on deferred share units presentation (see note 24)